Property and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment

8. PROPERTY AND EQUIPMENT

The following table presents the movements in the book values of property and equipment:

	Lab - equipment	Lab - fixtures and fittings	Office equipment & hardware	Leasehold improvement	Total
Acquisition cost:
Balance as of December 31, 2023	618	195	151	-	964
Additions	10	-	122	98	230
Balance as of December 31, 2024	628	195	273	98	1,194
Additions	126	-	95	80	301
Disposals	(53)	-	(9)	-	(62)
Balance as of December 31, 2025	701	195	359	178	1,433

Accumulated depreciation:
Balance as of December 31, 2023	(464)	(106)	(106)	-	(676)
Depreciation expense	(84)	(19)	(20)	(10)	(133)
Balance as of December 31, 2024	(548)	(125)	(126)	(10)	(809)
Depreciation expense	(66)	(20)	(37)	(29)	(152)
Disposals	53	-	9	-	62
Balance as of December 31, 2025	(561)	(145)	(154)	(39)	(899)

Carrying amount:
Balance as of December 31, 2024	80	70	147	89	385
Balance as of December 31, 2025	140	50	205	139	534